Operating Revenue - Summary of Significant Changes in Contract Assets Relating to Contracts with Customers (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Contract assets [member]
Disclosure of contract assets [line items]
Beginning balance	¥ 5,957
Increase resulting from satisfaction of performance obligation	7,325
Reclassified to accounts receivable	(6,451)
Ending balance	6,831
Contract Assets Loss Allowance [member]
Disclosure of contract assets [line items]
Beginning balance	(303)
Net impairment loss of contract assets	(39)
Ending balance	¥ (342)